LEASES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Leases [Abstract]
Short-term lease expenses	$ 4	$ 3	$ 6	$ 6
Operating lease expenses	38	$ 35	76	70
Operating lease right-of-use assets	432		432
Operating lease liabilities	$ 431		$ 431		$ 453
Weighted average remaining lease term	6 years 2 months 12 days		6 years 2 months 12 days
Weighted average discount rate	3.00%		3.00%
Leased assets obtained in exchange for operating lease obligations			$ 57	33
Operating cash outflow for amounts included in the measurement of operating lease obligations			$ 77	$ 70
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	3 years		3 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	5 years		5 years